Related parties (Detail 1) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 USD ($)
Entity [Table]
Base salaries and other cash payments		$ 27		$ 31		$ 33
Incentive awards - cash		17		17		18
Annual incentive award under DCCP		25		26		27
Employer's contributions to retirement benefit plans		2		3		3
Benefits in kind, fringe benefits (at market value)		1		1		1
Equity-based compensation		45		45		47
Total	SFr 114	$ 118	SFr 113	$ 124	SFr 121	$ 129
Applicable performance award currency exchange rate	0.96	0.96	0.92	0.92	0.94	0.94
UBS AG
Entity [Table]
Base salaries and other cash payments		$ 26		$ 30		$ 31
Incentive awards - cash		16		17		17
Annual incentive award under DCCP		23		26		26
Employer's contributions to retirement benefit plans		2		2		2
Benefits in kind, fringe benefits (at market value)		1		1		1
Equity-based compensation		42		45		45
Total	SFr 106	$ 110	SFr 112	$ 122	SFr 115	$ 122
Applicable performance award currency exchange rate	0.96	0.96	0.92	0.92	0.94	0.94